Income Taxes - Components of Net Income (Loss) Before Taxes (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 29, 2013	Oct. 02, 2016	Sep. 27, 2015	Oct. 02, 2016	Sep. 27, 2015	Jan. 03, 2016	Dec. 28, 2014	Dec. 22, 2013
Income Tax Disclosure [Abstract]
U.S.	$ (13.0)					$ 47.1	$ 34.8
Foreign						1.3	1.3
Net income (loss) before taxes	$ (13.0)	$ 25.6	$ 18.8	$ 61.6	$ 57.0	$ 48.4	$ 36.1
Predecessor
Income Tax Disclosure [Abstract]
U.S.								$ 57.0
Foreign								0.6
Net income (loss) before taxes								$ 57.6